Bonds and Borrowings	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Bonds and Borrowings
16.	Bonds and Borrowings
The components of bonds and borrowings are as follows:

	Yen in millions
	March 31,
	2020	2021
Current portion of long-term borrowings	4,464	3,834
Current portion of bonds	9,992	—
Long-term borrowings, less current portion	50,584	56,750
Bonds, less current portion	9,983	9,991

Total	75,023	70,575

Bonds and borrowings (current)	14,456	3,834
Bonds and borrowings (non-current)	60,567	66,741
The composition of the bonds are as follows:

		Yen in millions
Name of Bond	Issue date	Principal amount in contractual currency	March 31,		Interest rate	Maturity
			2020	2021
1st Unsecured Bonds	June 2015	10,000	9,983	9,991	0.67%	June 2022
2nd Unsecured Bonds	December 2015	10,000	9,992	—	0.42%	December 2020

			19,975	9,991

The composition of the borrowings are as follows:

	Yen in millions
Instruments	Original principal amount	Carrying amount at March 31,		Interest rate	Maturity
		2020	2021
2010 fixed rate loans	1,000	50	—	1.55%	June 2020
2014 fixed rate loans	5,500	582	—	1.56%	December 2020
2015 variable rate loans	5,000	1,430	716	3-month TIBOR + 0.3%	March 2022
2017 fixed rate loans	13,000	13,000	13,000	0.67%	December 2027
2017 variable rate loans	47,000	39,986	36,868	3-month TIBOR + 0.35%	December 2032
2020 fixed rate loans	10,000	—	10,000	0.35%	December 2025

		55,048	60,584

Changes in liabilities accompanying changes in cash flows from financing activities are as follows:
Year ended March 31, 2020

	Yen in millions
	Balance at the beginning of the year	Cash flows from financing activities	Changes by non-cash elements			Balance at the end of the year
			Acquisition	Foreign exchange movement	Other
Bonds	19,956	—	—	—	19	19,975
Long-term borrowings	59,850	(4,802)	—	—	—	55,048

Total	79,806	(4,802)	—	—	19	75,023

Year ended March 31, 2021

	Yen in millions
	Balance at the beginning of the year	Cash flows from financing activities	Changes by non-cash elements			Balance at the end of the year
			Acquisition	Foreign exchange movement	Other
Bonds	19,975	(10,000)	—	—	16	9,991
Long-term borrowings	55,048	5,536	—	—	—	60,584

Total	75,023	(4,464)	—	—	16	70,575